CONSOLIDATING FINANCIAL STATEMENTS - Comprehensive income (loss) statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidating financial statements
Net earnings (loss)	$ 1,358.7	$ 717.1
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income - net change in fair value	0.3	49.0
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	(27.7)	23.6
Cash flow hedges - reclassified out of accumulated other comprehensive income ("AOCI") (c)	24.1	5.5
Total other comprehensive income (loss), net of tax	(3.3)	78.1
Total comprehensive income	1,355.4	795.2
Attributable to non-controlling interest	16.3	(1.5)
Attributable to common shareholders	1,339.1	796.7
Income tax expense, equity investments		0.3
Income tax expense (recovery), cash flow hedges - effective portion	(12.5)	4.5
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	10.4	3.2
Total Guarantors
Consolidating financial statements
Net earnings (loss)	1,342.4	718.6
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income - net change in fair value	(5.9)	49.6
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	(27.7)	23.6
Cash flow hedges - reclassified out of accumulated other comprehensive income ("AOCI") (c)	24.1	5.5
Total other comprehensive income (loss), net of tax	(9.5)	78.7
Equity in other comprehensive income (loss) of intercompany investments	6.2	(0.6)
Total comprehensive income	1,339.1	796.7
Attributable to common shareholders	1,339.1	796.7
Income tax expense (recovery), cash flow hedges - effective portion	(12.5)	4.5
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	10.4	3.2
Kinross Gold Corp.
Consolidating financial statements
Net earnings (loss)	1,342.4	718.6
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income - net change in fair value	(5.9)	49.6
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	(1.9)	14.2
Cash flow hedges - reclassified out of accumulated other comprehensive income ("AOCI") (c)	5.2	(0.3)
Total other comprehensive income (loss), net of tax	(2.6)	63.5
Equity in other comprehensive income (loss) of intercompany investments	(0.7)	14.6
Total comprehensive income	1,339.1	796.7
Attributable to common shareholders	1,339.1	796.7
Income tax expense (recovery), cash flow hedges - effective portion	(0.7)	1.3
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	1.9	(0.1)
Guarantor Subsidiaries
Consolidating financial statements
Net earnings (loss)	1,522.7	824.4
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	(25.8)	9.4
Cash flow hedges - reclassified out of accumulated other comprehensive income ("AOCI") (c)	18.9	5.8
Total other comprehensive income (loss), net of tax	(6.9)	15.2
Total comprehensive income	1,515.8	839.6
Attributable to common shareholders	1,515.8	839.6
Income tax expense (recovery), cash flow hedges - effective portion	(11.8)	3.2
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	8.5	3.3
Guarantor Adjustments
Consolidating financial statements
Net earnings (loss)	(1,522.7)	(824.4)
Items that are or may be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments	6.9	(15.2)
Total comprehensive income	(1,515.8)	(839.6)
Attributable to common shareholders	(1,515.8)	(839.6)
Non-guarantors
Consolidating financial statements
Net earnings (loss)	1,110.3	552.1
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income - net change in fair value	6.2	(0.6)
Items that are or may be reclassified to profit or loss in subsequent periods:
Total other comprehensive income (loss), net of tax	6.2	(0.6)
Total comprehensive income	1,116.5	551.5
Attributable to non-controlling interest	16.3	(1.5)
Attributable to common shareholders	1,100.2	553.0
Income tax expense, equity investments		0.3
Eliminations
Consolidating financial statements
Net earnings (loss)	(1,094.0)	(553.6)
Items that are or may be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments	(6.2)	0.6
Total comprehensive income	(1,100.2)	(553.0)
Attributable to common shareholders	$ (1,100.2)	$ (553.0)